Schedule of Investments
August 31, 2026
(Unaudited)

Units		Value
Master Limited Partnerships & Related Entities–62.84%
Diversified–20.21%
Energy Transfer L.P.	9,006,328	$193,726,115
Enterprise Products Partners L.P.	3,444,474	133,714,481
MPLX L.P.	2,920,428	172,801,725
		500,242,321
Gathering & Processing–7.99%
Western Midstream Partners L.P.	4,111,682	197,771,904
Other Energy–13.83%
Cheniere Energy Partners L.P.	100	7,029
CrossAmerica Partners L.P.(a)	1,971,946	45,689,989
Global Partners L.P.	911,398	46,800,287
Suburban Propane Partners L.P.	5,962	104,991
Sunoco L.P.	1,737,652	132,131,058
USA Compression Partners L.P.	3,025,277	81,863,996
Westlake Chemical Partners L.P.	1,646,522	35,630,736
		342,228,086
Petroleum Pipeline Transportation–20.39%
Delek Logistics Partners L.P.	286,592	15,897,258
Genesis Energy L.P.(a)	7,141,977	116,557,065
NGL Energy Partners L.P.(a)(b)	7,150,096	135,637,321
Plains All American Pipeline L.P.	6,134,426	157,348,027
Plains GP Holdings L.P.	2,811,755	79,347,726
		504,787,397
Production & Mining–0.40%
Alliance Resource Partners L.P.	378,734	10,036,451
Terminalling & Storage–0.02%
Martin Midstream Partners L.P.	186,311	435,968
Total Master Limited Partnerships & Related Entities (Cost $511,213,446)		1,555,502,127
Shares
Common Stocks & Other Equity Interests–51.26%
Diversified–12.54%
ONEOK, Inc.	1,530,314	146,925,447
TC Energy Corp. (Canada)	505,000	31,577,650
Williams Cos., Inc. (The)	1,758,555	131,979,553
		310,482,650
Gathering & Processing –17.66%
Antero Midstream Corp.	3,925,769	88,015,741
Archrock, Inc.	3,650,839	115,074,445
Hess Midstream L.P.	1,794,355	72,151,015
Summit Midstream Corp.(b)	214,723	7,478,802
Targa Resources Corp.	525,828	154,409,392
		437,129,395
Natural Gas Pipeline Transportation–4.36%
DT Midstream, Inc.(b)	100	13,102
Enbridge, Inc. (Canada)	599,167	30,299,875
Kinetik Holdings, Inc.	560,000	30,704,800
Pembina Pipeline Corp. (Canada)	960,000	46,752,000
		107,769,777
Shares		Value
Other Energy–15.39%
Arko Corp.	1,829,604	$8,342,994
ARKO Petroleum Corp.(b)	344,110	6,245,597
Cheniere Energy, Inc.	225,000	65,630,250
Golar LNG Ltd. (Cameroon)	675,000	34,755,750
Kinder Morgan, Inc.	3,762,880	121,315,251
KNOT Offshore Partners L.P. (United Kingdom)(a)	1,776,804	19,189,483
Kodiak Gas Services, Inc.	1,936,938	113,833,846
Sunococorp LLC	150,000	11,655,000
		380,968,171
Petroleum Pipeline Transportation–0.63%
Chevron Corp.	137	28,241
HF Sinclair Corp.	39,707	4,034,628
Phillips 66	491	121,071
South Bow Corp. (Canada)(c)	300,000	11,331,000
		15,514,940
Pipelines & Midstream Diversified–0.68%
Gibson Energy, Inc. (Canada)	750,000	16,878,315
Production & Mining–0.00%
EQT Corp.	100	5,418
Total Common Stocks & Other Equity Interests (Cost $695,533,562)		1,268,748,666
Exchange-Traded Funds–1.46%
Other Energy–1.46%
Invesco SteelPath MLP & Energy Infrastructure ETF(a) (Cost $28,015,102)	1,163,000	36,198,026

Money Market Funds–1.55%
Invesco Government & Agency Portfolio, Institutional Class, 3.68%(a)(d)	13,465,536	13,465,536
Invesco Treasury Portfolio, Institutional Class, 3.66%(a)(d)	25,007,424	25,007,424
Total Money Market Funds (Cost $38,472,960)		38,472,960
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-117.11% (Cost $1,273,235,070)		2,898,921,779
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.32%
Invesco Private Government Fund, 3.73%(a)(d)(e)	2,204,465	2,204,465
Invesco Private Prime Fund, 3.82%(a)(d)(e)	5,722,988	5,724,133
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,929,126)		7,928,598
TOTAL INVESTMENTS IN SECURITIES—117.43% (Cost $1,281,164,196)		2,906,850,377
OTHER ASSETS LESS LIABILITIES–(17.43)%		(431,556,397)
NET ASSETS–100.00%		$2,475,293,980
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Select 40 Fund

Investment Abbreviations:
ETF	– Exchange-Traded Fund
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended August 31, 2026.

							Dividends and Distributions
	Value November 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value August 31, 2026	Return of Capital	Capital Gains	Income
Invesco SteelPath MLP & Energy Infrastructure ETF	$26,894,804	$1,369,420	$-	$7,910,661	$-	$36,198,026	$23,141	$-	$1,022,261
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	9,384,587	94,854,563	(90,773,614)	-	-	13,465,536	-	-	223,851
Invesco Treasury Portfolio, Institutional Class	17,428,520	176,158,475	(168,579,571)	-	-	25,007,424	-	-	413,273
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,243,411	166,091,652	(167,130,598)	-	-	2,204,465	-	-	155,116*
Invesco Private Prime Fund	8,249,520	345,463,790	(347,980,609)	(528)	(8,040)	5,724,133	-	-	395,948*
Investments in Other Affiliates:
CrossAmerica Partners L.P.	40,227,698	-	-	8,568,106	-	45,689,989	(3,105,815)	-	-
Genesis Energy L.P.	111,343,421	-	-	9,213,151	-	116,557,065	(3,999,507)	-	-
KNOT Offshore Partners L.P.	17,625,896	-	-	1,563,587	-	19,189,483	-	-	268,297
NGL Energy Partners L.P.	70,285,444	-	-	65,351,877	-	135,637,321	-	-	-
Total	$304,683,301	$783,937,900	$(774,464,392)	$92,606,854	$(8,040)	$399,673,442	$(7,082,181)	$-	$2,478,746

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at August 31, 2026.
(d)	The rate shown is the 7-day SEC standardized yield as of August 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco SteelPath MLP Select 40 Fund

Notes to Quarterly Schedule of Portfolio Holdings
August 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of August 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Master Limited Partnerships & Related Entities	$1,555,502,127	$—	$—	$1,555,502,127
Common Stocks & Other Equity Interests	1,268,748,666	—	—	1,268,748,666
Exchange-Traded Funds	36,198,026	—	—	36,198,026
Money Market Funds	38,472,960	7,928,598	—	46,401,558
Total Investments	$2,898,921,779	$7,928,598	$—	$2,906,850,377
Invesco SteelPath MLP Select 40 Fund